Income Taxes (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Income Taxes [Line Items]
Applicable tax rate, percentage	16.50%
Assessable profits (in Dollars)	$ 2,000,000
Tax rate, percentage	8.25%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate, percentage	8.25%
Percentage of tax rate	16.50%
Singapore [Member]
Income Taxes [Line Items]
Percentage of tax rate	17.00%
United States [Member]
Income Taxes [Line Items]
Percentage of tax rate	21.00%